Basis of preparation - Summary of Useful Lives of Plant and Equipment (Details)	12 Months Ended
Oct. 31, 2022
Computers
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of plant and equipment (in years)	3 years
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of plant and equipment (in years)	5 years
Plant equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of plant and equipment (in years)	5 years
Furniture
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of plant and equipment (in years)	7 years
Storage containers
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of plant and equipment (in years)	10 years
Processing equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of plant and equipment (in years)	10 years